MARCH  31,  2000

ANNUAL

REPORT

CALVERT
NEW  AFRICA  FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
PORTFOLIO
MANAGER  REMARKS
2
REPORT  OF  INDEPENDENT  ACCOUNTANTS
5

SCHEDULE  OF  INVESTMENTS
6

STATEMENT
OF  ASSETS  AND  LIABILITIES
8
STATEMENT
OF  OPERATIONS
9
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
10
NOTES  TO
FINANCIAL  STATEMENTS
11
FINANCIAL  HIGHLIGHTS
15

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.


SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE

                  6  MONTHS     12  MONTHS
                    ENDED       ENDED
                    3/31/00     3/31/00
NEW  AFRICA  FUND:
CLASS  A             (7.25%)    (29.42%)
CLASS  B             (7.58%)    (29.95%)
CLASS  C             (5.95%)    (28.72%)
MSCI  SOUTH
AFRICA  INDEX  GD     12.00%     24.99%
LIPPER  EMERGING
MARKETS  FUNDS
AVERAGE               42.02%     65.41%
TEN  LARGEST  STOCK  HOLDINGS

                        %  OF  NET  ASSETS
BILLITON,  PLC.                       6.6%
DIMENSION  DATA  HOLDINGS,  LTD.      6.1%
DE  BEERS  CENTENARY                  5.9%
OLD  MUTUAL,  PLC.                    5.6%
FIRSTRAND,  LTD.                      4.9%
EGYPTIAN  COMPANY  FOR
     MOBILE  SERVICE  (MOBINIL)       4.7%
STANDARD  BANK  INVESTMENT            4.7%
M  CELL  WARRANTS                     4.7%
NASPERS,  LTD.  (N  SHARES)           4.5%
AFRICAN  LAKES  CORPORATION  PLC.     4.5%
TOTAL                                52.2%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.


SOURCES:  LIPPER  ANALYTICAL  SERVICES,  INC.  AND  BLOOMBERG

CLIFFORD  MPARE
OF
NEW  AFRICA  ADVISERS
HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?
FOR THE YEAR ENDED MARCH 31, 2000, THE CALVERT NEW AFRICA FUND'S CLASS A SHARES HAD A RETURN OF -29.42% COMPARED TO A 24.99% RETURN FOR THE BENCHMARK MORGAN STANLEY SOUTH AFRICA INDEX.

THE FUND'S SIGNIFICANT UNDER-PERFORMANCE RELATIVE TO THE BENCHMARK WAS THE RESULT OF AN UNDERWEIGHT POSITION IN SOUTH AFRICA, WHOSE MARKET RETURNED 21.89% OVER THE PERIOD AND AN OVERWEIGHT POSITION IN GHANA AND KENYA WHOSE MARKETS
RETURNED -41.30% AND -31.61% FOR THE PERIOD RESPECTIVELY. THE FUND HAD NO EXPOSURE TO MAURITIUS OR MOROCCO, BUT GAINED A LITTLE EXPOSURE TO ZIMBABWE BY THE END OF THE PERIOD. IN ADDITION TO THE UNDERWEIGHT POSITION IN SOUTH AFRICA, THE LACK OF EXPOSURE TO THE RESOURCE SECTOR HURT THE FUND'S RELATIVE PERFORMANCE. THE RESOURCE INDEX IN SOUTH AFRICA RETURNED 38.8% OVER THE PERIOD.

HOW  DID  EVENTS  EFFECT  YOUR  STRATEGY  FOR  THE  FUND?
AT THE BEGINNING OF THE PERIOD, A MAJORITY OF THE FUND'S SOUTH AFRICAN HOLDINGS WERE ATTRACTIVELY VALUED SMALL CAPITALIZATION FINANCIAL AND INDUSTRIAL STOCKS. WHILE THE POTENTIAL FOR PRICE APPRECIATION FOR THESE INDUSTRY SECTORS WAS GREAT, THEY DID NOT RECEIVE THE POSITIVE FOREIGN INVESTOR SENTIMENT THAT THE SOUTH AFRICAN RESOURCE SECTOR DID DURING THE PERIOD. THE MARKET FOR THESE STOCKS PROVED TO BE THIN.

BY THE END OF SEPTEMBER 1999, THE FUND RETURN WAS -23.90% COMPARED TO THE BENCHMARK RETURN OF 11.59%. CONSEQUENTLY, THE INVESTMENT POLICY COMMITTEE AT
NEW AFRICA ADVISERS DECIDED TO INCREASE THE FUND'S EXPOSURE TO THE STRONG PERFORMANCE OF THE SOUTH AFRICA MARKET AND ITS POSITIVE OUTLOOK OVER THE MEDIUM TERM. THE COMMITTEE ALSO DECIDED TO RESTRUCTURE THE FUND TO INCLUDE THE LARGER, MORE STABLE STOCKS. THE RESTRUCTURING PROCESS CONTINUED THROUGH THE END OF MARCH 2000 AND THE FUND GAINED EXPOSURE TO THE RESOURCE SECTOR, THE RETAIL SECTOR, THE TELECOMMUNICATIONS SECTOR, MEDIA SECTOR, AND THE INFORMATION TECHNOLOGY SECTOR. AT THE SAME TIME, THE FUND'S ALLOCATION TO GHANA WAS REDUCED: ALUWORKS WAS COMPLETELY SOLD OUT OF THE PORTFOLIO AND GUINNESS GHANA WAS SIGNIFICANTLY REDUCED.


PORTFOLIO  STATISTICS
MARCH  31,  2000

AVERAGE  ANNUAL  TOTAL  RETURNS


                           CLASS  A  SHARES
ONE  YEAR                          (32.78%)
SINCE  INCEPTION                   (11.16%)
(4/12/95)


                           CLASS  B  SHARES
ONE  YEAR                          (33.45%)
SINCE  INCEPTION                   (31.50%)
(6/1/98)


                           CLASS  C  SHARES
ONE  YEAR                          (29.43%)
SINCE  INCEPTION                   (29.29%)
(6/1/98)



PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO  STATISTICS
MARCH  31,  2000

TOP  FIVE  ECONOMIC  SECTORS

                       %  OF  MARKET  VALUE
MINING                                15.8%
BANKING                               13.5%
INFORMATION  TECHNOLOGIES             10.2%
TELECOMMUNICATIONS                    10.2%
INSURANCE                              7.6%

PORTFOLIO  CHARACTERISTICS

                                 NEW  AFRICA     MSCI  SOUTH
                                      FUND     AFRICA  INDEX
NUMBER  OF  STOCKS                        36              46
MEDIAN  MARKET
CAPITALIZATION  ($MIL)                  4.63             N/A
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                  17.41           16.22

YIELD                                   2.47%          2.11%
(RETURN  ON  CAPITAL  INVESTMENT)

VOLATILITY  MEASURE

                                 NEW  AFRICA     MSCI  SOUTH
                                      FUND     AFRICA  INDEX
BETA                                    0.99            1.09
(MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (BETA OF 1). THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD.)

SOURCE:  VESTEK  SYSTEMS,  INC.

WHERE DO YOU SEE AFRICAN MARKETS AND ECONOMIES HEADING IN THE FUTURE? THE SOUTH AFRICAN EQUITY MARKET IS LIKELY TO BE CHARACTERIZED BY VOLATILE EQUITY PRICES, POSSIBLE CONTINUED DEPRECIATION OF THE RAND, AND RENEWED INFLATIONARY PRESSURES. WHILE IT IS DIFFICULT TO PREDICT WHEN THE CURRENT VOLATILITY IN THE SOUTH AFRICAN MARKET WILL END, THE INVESTMENT TEAM WILL VIEW THE CURRENT CLIMATE AS AN OPPORTUNITY TO DOLLAR COST AVERAGE INTO SECURITIES THAT SHOULD ADD LONG-TERM VALUE TO THE FUND. THE TEAM WILL CONTINUE TO CONSTRUCT A PORTFOLIO CONTAINING BOTH TRADITIONAL ECONOMY (RESOURCES, FINANCIALS) AND NEW AGE (TECHNOLOGY, MEDIA, TELECOM) STOCKS THAT ARE COMPETITIVE WITH THE BENCHMARK OVER THE NEXT FEW QUARTERS.
THE INVESTMENT TEAM WILL INCLUDE EQUITIES FROM THE BANKING AND TELECOM SECTOR OF THE SMALLER AFRICAN MARKETS. LISTED TELECOM INVESTMENT OPPORTUNITIES ON THE AFRICAN CONTINENT ARE LIMITED TO FOUR STOCKS - MCELL (SOUTH AFRICA), ECONET (ZIMBABWE), SONATEL (SENEGAL) AND MOBINIL (EGYPT) - AND THE FUND HAS EXPOSURE TO ALL OF THEM. THEREFORE THE TEAM WILL FOCUS ON GAINING MORE EXPOSURE TO THE BANKING SECTORS IN BOTSWANA AND MAURITIUS. THE FUND ALSO PLANS TO DIVERSIFY ITS HOLDINGS TO INCLUDE STOCKS IN THE EQUITY MARKETS OF TUNISIA AND MOROCCO. CAPITAL FLOWS INTO THESE COUNTRIES' EQUITY MARKETS SHOW LITTLE OR NO CORRELATION TO CAPITAL FLOWS TO OTHER GLOBAL MARKETS. THE POTENTIAL DIVERSIFICATION BENEFITS TO THE FUND FROM INVESTING IN THESE MARKETS ARE GOOD.

APRIL  28,  2000

REPORT  OF  INDEPENDENT  ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CALVERT NEW WORLD FUND, INC. AND SHAREHOLDERS OF CALVERT NEW AFRICA FUND:
IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, THE STATEMENT OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT NEW AFRICA FUND (THE "FUND"), AT MARCH 31, 2000, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT MARCH 31, 2000 BY CORRESPONDENCE WITH CUSTODIANS AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.

PRICEWATERHOUSECOOPERS  LLP
BALTIMORE,  MARYLAND
APRIL  28,  2000

SCHEDULE  OF  INVESTMENTS
MARCH  31,  2000

EQUITY  SECURITIES  - 100.7%                                 SHARES     VALUE
BOTSWANA  -  5.3%
SECHABA  BREWERY                                            163,300  $161,863
SEFALANA  HOLDINGS  COMPANY                                 105,300   106,548
                                                                      268,411

EGYPT  -  10.8%
AL-AHRAM  BEVERAGES  CO.*                                     4,800    85,920
COMMERCIAL  INTERNATIONAL  CO.                                8,150    96,791
EGYPTIAN  COMPANY  FOR  MOBILE  SERVICE  (MOBINIL)*           5,000   241,894
EGYPTIAN  STARCH  &  GLUCOSE  MANUFACTURING  COMPANY            125       868
MEDIA  PRODUCTIONS  CO.*                                      1,700    35,177
MISR  DUTY  FREE  SHOP  CO.                                  13,675    39,974
ORASCOM  CONSTRUCTION*                                        3,650    51,603
                                                                      552,227

GHANA  -  4.1%
ASHANTI  GOLDFIELDS  LIMITED  (GDR)*                         10,201    21,677
GUINNESS  GHANA                                             339,900    81,002
SOCIAL  SECURITY  BANK                                      218,700   106,800
                                                                      209,479

IVORY  COAST  -  2.3%
SOCIETE  NATIONAL  DES  TELECOMMUNICATION                     3,100   119,720


KENYA  -  3.0%
KENYA  POWER  &  LIGHTING  COMPANY                           71,734    84,336
UCHUMI  SUPERMARKETS                                        114,192    65,983
                                                                      150,319

SOUTH  AFRICA  -  64.0%
ANGLO  AMERICAN  PLATINUM                                     3,900   103,833
ANGLOGOLD,  LTD.                                                900    43,103
AFRICAN  CHURCH  *  ^  #                                      2,500         0
AFRICAN  CHURCH  (CONVERTIBLE  PREFERRED)  *  ^  #            2,500         0
BILLITON,  PLC.                                              71,700   337,902
CITY  LODGE  HOTELS                                               1         1
DATATEC,  LTD.*                                              10,600   188,142
DE  BEERS  CENTENARY                                         12,800   299,656
DIMENSION  DATA  HOLDINGS,  LTD.                             34,779   310,246
FIRSTRAND,  LTD.                                            205,300   248,163
FUSION  CAPITAL*                                          1,053,900   161,258
IMPERIAL  HOLDINGS,  LTD.                                    18,396   157,628
M  CELL  WARRANTS                                            43,200   237,962
METRO  CASH  AND  CARRY,  LTD.                               60,400    52,216
MOSSIE  HOLDINGS*  ^                                             25   154,540
NASPERS,  LTD.  (N  SHARES)                                  18,800   229,840
PRISM  HOLDINGS,  LTD.*                                      17,900    22,459
REBHOLD,  LTD.                                               36,700    98,552
REMBRANDT  GROUP,  LTD.                                      11,900   105,608

EQUITY  SECURITIES  -  CONT'D                                SHARES     VALUE
SOUTH  AFRICA  -  CONT'D
SANLAM,  LTD.                                                80,500  $102,357
SAPPI,  LTD.                                                 21,200   164,137
STANDARD  BANK  INVESTMENT                                   58,200   240,441
                                                                    3,258,044

UNITED  KINGDOM  -  10.1%
AFRICAN  LAKES  CORPORATION,  PLC.*                         127,141   228,736
OLD  MUTUAL,  PLC.*                                         121,100   286,282
                                                                      515,018

ZIMBABWE  -  1.1%
ECONET  WIRELESS  HOLDINGS,  LTD.                           135,700    55,061


          TOTAL  INVESTMENTS  (COST $5,781,152) - 100.7%            5,128,279
          OTHER  ASSETS  AND  LIABILITIES,  NET  - (0.7%)            (34,219)
          NET  ASSETS  -  100%                                     $5,094,060






*     NON-INCOME  PRODUCING.

^     THIS  SECURITY  WAS  VALUED  BY  THE  BOARD  OF  DIRECTORS.  SEE  NOTE  A.

#     SEE  NOTE  B.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE                            $5,128,279
CASH                                                                    6,435
RECEIVABLE  FOR  SECURITIES  SOLD                                     337,506
INTEREST  AND  DIVIDENDS  RECEIVABLE                                   13,247
RECEIVABLE  FOR  SHARES  SOLD                                             139
OTHER  ASSETS                                                          11,937
     TOTAL  ASSETS                                                  5,497,543

LIABILITIES
PAYABLE  FOR  SECURITIES  PURCHASED                                   241,070
PAYABLE  TO  BANK                                                     103,092
PAYABLE  FOR  SHARES  REDEEMED                                          1,163
PAYABLE  TO  CALVERT  -  SLOAN  ADVISORS,  L.L.C.                      22,046
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                        405
PAYABLE  TO  CALVERT  DISTRIBUTORS,  INC.                               1,195
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                             34,512
     TOTAL  LIABILITIES                                               403,483
          NET  ASSETS                                              $5,094,060

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK,
     WITH 250,000,000 SHARES OF $0.01 PAR VALUE SHARE AUTHORIZED FOR CLASS A, B, AND C COMBINED:
          CLASS  A:  721,127  SHARES  OUTSTANDING                  $8,599,543
          CLASS  B:  12,174  SHARES  OUTSTANDING                      115,760
          CLASS  C:  4,330  SHARES  OUTSTANDING                        36,430
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                       (11,098)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
     AND  FOREIGN  CURRENCIES                                     (2,984,935)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
     AND  ASSETS  AND  LIABILITIES  IN  FOREIGN  CURRENCIES         (661,640)

     NET  ASSETS                                                   $5,094,060

NET  ASSET  VALUE  PER  SHARE
CLASS  A:  (BASED  ON  NET  ASSETS  OF  $4,980,860)                     $6.91
CLASS  B:  (BASED  ON  NET  ASSETS  OF  $83,114)                        $6.83
CLASS  C:  (BASED  ON  NET  ASSETS  OF  $30,086)                        $6.95

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
YEAR  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     DIVIDEND  INCOME  (NET  OF  FOREIGN  TAXES  WITHHELD  OF  $16,934)
                                                                     $258,071
     INTEREST  INCOME                                                  11,081
          TOTAL  INVESTMENT  INCOME                                   269,152

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                         96,961
     INTEREST                                                         108,102
     TRANSFER  AGENCY  FEES  AND  EXPENSES                             32,899
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                                     15,918
          CLASS  B                                                        807
          CLASS  C                                                        161
     DIRECTORS'  FEES  AND  EXPENSES                                   27,692
     ACCOUNTING  FEES                                                  18,100
     CUSTODIAN  FEES                                                   34,681
     REGISTRATION  FEES                                                36,575
     REPORTS  TO  SHAREHOLDERS                                         11,988
     PROFESSIONAL  FEES                                                32,439
     ORGANIZATIONAL  EXPENSES                                          14,068
     MISCELLANEOUS                                                      4,173
          TOTAL  EXPENSES                                             434,564
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  A                                              (79,017)
               CLASS  B                                              (11,173)
               CLASS  C                                              (10,639)
          FEES  PAID  INDIRECTLY                                     (12,885)
               NET  EXPENSES                                          320,850

                    NET  INVESTMENT  INCOME  (LOSS)                  (51,698)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
          INVESTMENTS                                             (1,081,308)
          FOREIGN  CURRENCY  TRANSACTIONS                            (50,849)
                                                                  (1,132,157)
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)  ON:
          INVESTMENTS  AND  FOREIGN  CURRENCIES                   (1,125,362)
    ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN  CURRENCIES    (9,005)
                                                                  (1,134,367)

                    NET  REALIZED  AND  UNREALIZED  GAIN
                    (LOSS)                                        (2,266,524)

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                  ($2,318,222)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  YEAR  ENDED     YEAR  ENDED
                                                    MARCH  31,     MARCH  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                  2000           1999
OPERATIONS:
     NET  INVESTMENT INCOME (LOSS)                   ($51,698)      ($84,113)
     NET  REALIZED  GAIN  (LOSS)                   (1,132,157)    (1,307,045)
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                                   (1,134,367)    (1,778,547)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              (2,318,222)    (3,169,705)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A                                  1,597,889         954,326
          CLASS  B                                    204,027          77,900
          CLASS  C                                     27,981          14,509
     REDEMPTION  FEES:
          CLASS  A                                          -           1,576
     SHARES  REDEEMED:
          CLASS  A                                 (2,871,619)      (871,540)
          CLASS  B                                   (161,612)             --
          CLASS  C                                     (4,840)             --
TOTAL  CAPITAL  SHARE  TRANSACTIONS                (1,208,174)        176,771

TOTAL  INCREASE  (DECREASE)  IN  NET ASSETS        (3,526,396)    (2,992,934)

NET  ASSETS
BEGINNING  OF  YEAR                                 8,620,456      11,613,390
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME (LOSS) OF ($11,098) AND ($28,144), RESPECTIVELY)
                                                   $5,094,060      $8,620,456


CAPITAL  SHARE  ACTIVITY
SHARES  SOLD:
          CLASS  A                                    202,264          82,112
          CLASS  B                                     23,304           7,297
          CLASS  C                                      3,530           1,398
SHARES  REDEEMED:
          CLASS  A                                   (353,356)       (80,307)
          CLASS  B                                    (18,427)             --
          CLASS  C                                       (598)             --
TOTAL  CAPITAL  SHARE  ACTIVITY                      (143,283)         10,500


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT NEW AFRICA FUND (THE "FUND"), THE SOLE SERIES OF CALVERT NEW WORLD FUND, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND WAS ORGANIZED AS A MARYLAND CORPORATION ON DECEMBER 22, 1994 AND BEGAN OPERATIONS ON APRIL 12, 1995. EFFECTIVE JUNE 1, 1998, THE FUND BEGAN TO OFFER THREE CLASSES OF SHARES, EACH WITH DIFFERENT EXPENSE LEVELS AND SALES CHARGES. CLASS A SHARES OF CAPITAL STOCK ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 4.75%. THIS IS A CHANGE FROM THE FORMER CHARGE OF 2.5%. IN ADDITION, THE REDEMPTION FEE CHARGE OF 2% FOR SHARES HELD LESS THAN TWO YEARS WAS ELIMINATED. CLASS B SHARES OF CAPITAL STOCK ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON CLASS B SHARES AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS C SHARES OF CAPITAL STOCK ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON CLASS C SHARES SOLD WITHIN ONE YEAR. CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES, INCLUDING HIGHER DISTRIBUTION PLAN EXPENSES.
SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.
S. DOLLAR EXCHANGE RATE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. FURTHER, BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT MARCH 31, 2000, $154,540 OR 3.03% OF NET ASSETS, WERE VALUED BY THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.

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FOREIGN  CURRENCY  TRANSACTIONS: THE FUND'S ACCOUNTING RECORDS ARE MAINTAINED IN
U. S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U.S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED IN THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON SECURITIES.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATION'S ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF THE FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTED PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
REDEMPTION FEES: CHARGES TO SHAREHOLDERS FOR REDEMPTION OF SHARES HELD FOR LESS THAN TWO YEARS ARE USED TO DEFRAY THE FUND'S COST OF SHARES REDEEMED. THE REDEMPTION FEE CHARGE WAS ELIMINATED EFFECTIVE JUNE 1, 1998.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
ORGANIZATION EXPENSES: EXPENSES INCURRED IN THE ORGANIZATION OF THE FUND ARE CAPITALIZED AND AMORTIZED OVER A FIVE YEAR PERIOD.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT-SLOAN ADVISERS, L.L.C. (THE "ADVISOR") IS JOINTLY OWNED BY CALVERT GROUP, LTD. (WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY) AND SLOAN HOLDINGS, INC. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF 1.50% OF THE FUND'S AVERAGE DAILY NET ASSETS.
THE ADVISOR HAS CONTRACTUALLY AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF EACH CLASS OF SHARES OF THE FUND. FOR THE PURPOSE OF THIS GUARANTEE, OPERATING EXPENSES DO NOT INCLUDE DISTRIBUTION PLAN EXPENSES, INTEREST EXPENSES, BROKERAGE, TAXES, EXTRAORDINARY EXPENSES AND CAPITAL ITEMS. FOR THE YEAR ENDED MARCH 31, 2000, THE TOTAL OF SUCH EXPENSES REIMBURSED BY THE ADVISOR WAS $100,829.

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CALVERT  DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND
PRINCIPAL UNDERWRITER FOR THE FUND. A DISTRIBUTION PLAN, ADOPTED BY THE SHAREHOLDERS, ALLOWS THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED .25%, 1.00% AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C, RESPECTIVELY.
THE DISTRIBUTOR RECEIVED $4,475 AS ITS PORTION OF COMMISSIONS CHARGED ON SALES OF THE FUND'S SHARES.
CALVERT SHAREHOLDER SERVICES, INC.("CSSI"), IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED $5,554 FOR THE YEAR ENDED MARCH 31, 2000. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND.
EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $1,000 PLUS $1,000 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED.
AFRICA CHURCH, WHICH IS AN AFFILIATE BECAUSE THE FUND OWNS OVER 5% OF THE VOTING SECURITIES, WAS PURCHASED AT A COST OF $250,000 FOR 2,500 COMMON SHARES AND 2,500 CONVERTIBLE PREFERRED SHARES.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING  THE  YEAR,  PURCHASES  AND  SALES  OF INVESTMENTS, OTHER THAN SHORT-TERM
SECURITIES,  WERE  $7,970,570  AND  $8,842,648,  RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED DEPRECIATION AGGREGATED $652,873, OF WHICH $429,809 RELATED TO APPRECIATED SECURITIES AND $1,082,682 RELATED TO DEPRECIATED SECURITIES.
THE TABLE BELOW PRESENTS THE NET CAPITAL LOSS CARRYFORWARDS AS OF MARCH 31, 2000 WITH EXPIRATION DATES:
     CAPITAL  LOSS  CARRYFORWARDS          EXPIRATION  DATES
              $1,655,079                        3/31/07
                 807,392                        3/31/08

CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
NOTE  D  -  LINE  OF  CREDIT  AND  OTHER  BORROWINGS
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS  RATE  PLUS  .50%  PER  ANNUM.  A  COMMITMENT  FEE  OF  .10%  PER

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ANNUM  WILL  BE  INCURRED  ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH
WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD $103,092 OUTSTANDING BORROWINGS AT AN INTEREST RATE OF 6.8125% AT MARCH 31, 2000.
THE FUND HAD BORROWED MONEY FROM ITS LOCAL SUB-CUSTODIAN IN SOUTH AFRICA, STANDARD CORPORATE AND MERCHANT BANK JOHANNESBURG, TO FACILITATE SECURITY SETTLEMENT TRANSACTIONS. THE FUND'S AVERAGE DAILY BALANCE OF THESE BORROWINGS OUTSTANDING DURING THE YEAR ENDED MARCH 31, 2000 WAS APPROXIMATELY $563,172 AT A WEIGHTED AVERAGE INTEREST RATE OF APPROXIMATELY 18.9%. THE MAXIMUM AMOUNT OF THESE BORROWINGS OUTSTANDING AT A MONTH-END DURING THE YEAR ENDED MARCH 31, 2000 WAS $1,263,980 AS OF DECEMBER 31, 1999, WHICH WAS 17.3% OF TOTAL ASSETS. THERE
WERE  NO  BORROWINGS  OUTSTANDING  AT     MARCH  31,  2000.

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FINANCIAL  HIGHLIGHTS

                                               YEARS  ENDED
                                     MARCH  31,     MARCH  31,     MARCH  31,
CLASS  A  SHARES                        2000           1999            1998
NET  ASSET  VALUE,  BEGINNING            $9.79         $13.34          $12.65
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.08)          (.10)          (.07)
NET  REALIZED AND UNREALIZED GAIN (LOSS) (2.80)         (3.45)            .89
TOTAL  FROM  INVESTMENT  OPERATIONS      (2.88)         (3.55)            .82
DISTRIBUTIONS  FROM
     IN  EXCESS  OF  NET  REALIZED  GAIN     -             --           (.13)
          TOTAL  DISTRIBUTIONS               -             --           (.13)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         (2.88)         (3.55)            .69
NET  ASSET  VALUE,  ENDING               $6.91          $9.79          $13.34

TOTAL  RETURN*                         (29.42%)       (26.61%)          6.72%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)     (.78%)         (.84%)         (.60%)
     TOTAL  EXPENSES                     6.39%          4.19%           4.65%
     EXPENSES  BEFORE  OFFSETS           5.15%          3.65%           3.76%
     NET  EXPENSES                       4.95%          3.36%           3.25%
PORTFOLIO  TURNOVER                       133%            60%             74%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $4,981        $8,536          $11,613



                                                         PERIODS  ENDED
                                                    MARCH  31,     MARCH  31,
                                                       1997           1996^
NET  ASSET  VALUE,  BEGINNING                           $12.00         $12.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                              (.05)         (.04)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          .70            .04
          TOTAL  FROM  INVESTMENT  OPERATIONS              .65              -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE         .65              -
NET  ASSET  VALUE,  ENDING                              $12.65         $12.00

TOTAL  RETURN*                                            5.42%         0.00%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                     (.45%)    (.54%) (A)
     TOTAL  EXPENSES                                      4.87%     4.99% (A)
     EXPENSES  BEFORE  OFFSETS                            3.54%     3.75% (A)
     NET  EXPENSES                                        3.25%     3.24% (A)
PORTFOLIO  TURNOVER                                         23%            6%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   $9,206         $7,974


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FINANCIAL  HIGHLIGHTS
                                                         PERIODS  ENDED
                                                    MARCH  31,     MARCH  31,
CLASS  B  SHARES                                      2000           1999^^
NET  ASSET  VALUE,  BEGINNING                            $9.75         $13.13
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                              (.16)         (.06)
NET  REALIZED AND UNREALIZED  GAIN  (LOSS)               (2.76)        (3.32)
          TOTAL  FROM  INVESTMENT  OPERATIONS            (2.92)        (3.38)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       (2.92)        (3.38)
NET  ASSET  VALUE,  ENDING                               $6.83          $9.75

TOTAL  RETURN*                                         (29.95%)      (25.74%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                    (1.91%)   (1.48%) (A)
     TOTAL  EXPENSES                                    19.74%     37.54% (A)
     EXPENSES  BEFORE  OFFSETS                           5.90%      4.68% (A)
     NET  EXPENSES                                       5.70%      4.02% (A)
PORTFOLIO  TURNOVER                                       133%            60%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                     $83             $71




                                               PERIODS  ENDED
                                                     MARCH  31,     MARCH  31,
CLASS  C  SHARES                                       2000           1999^^
NET  ASSET  VALUE,  BEGINNING                             $9.75         $13.13
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                               (.12)         (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)         (2.68)        (3.33)
          TOTAL  FROM  INVESTMENT  OPERATIONS             (2.80)        (3.38)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        (2.80)        (3.38)
NET  ASSET  VALUE,  ENDING                                $6.95          $9.75

TOTAL  RETURN*                                          (28.72%)      (25.74%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                     (1.47%)   (1.36%) (A)
     TOTAL  EXPENSES                                     72.04%    189.55% (A)
     EXPENSES      BEFORE  OFFSETS                        5.90%      5.52% (A)
     NET  EXPENSES                                        5.70%      4.02% (A)
PORTFOLIO  TURNOVER                                        133%            60%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $30            $14

(A)     ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
^     FROM  APRIL  12,  1995  INCEPTION.
^^  FROM  JUNE  1,  1998  INCEPTION.

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CALVERT
NEW  AFRICA  FUND

TO  OPEN  AN  ACCOUNT
800-368-2748

YIELDS  AND  PRICES
CALVERT  INFORMATION  NETWORK
(24  HOURS,  7  DAYS  A  WEEK)
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNT
SHAREHOLDERS:  800-368-2745
BROKERS:  800-368-2746

TDD  FOR  HEARING  IMPAIRED
800-541-1524

BRANCH  OFFICE
4550  MONTGOMERY  AVENUE
SUITE  1000  NORTH
BETHESDA,  MARYLAND  20814

REGISTERED,  CERTIFIED
OR  OVERNIGHT  MAIL
CALVERT  GROUP
C/O  NFDS,
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

WEB  SITE
HTTP://WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000  NORTH
BETHESDA,  MARYLAND  20814

THIS REPORT IS INTENDED TO PROVIDE FUND INFORMATION TO SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND




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